PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Rental and other deposits		¥ 677			¥ 3,116
Prepayments for rental and others		19,725			29,799
Employee advances		4,082			9,268
Payments made on behalf of customers		462,841			458,199
Prepaid insurance premium		958			1,035
Interest income receivable		37,344			51,374
Others		1,931			6,314
Total		527,558		$ 85,933	¥ 559,105
Payments made on behalf of customers
Roll forward of the valuation allowance
Balance at beginning of period	¥ 459	856	¥ 958
Additions	9,656	843	1,723
Write-offs	(7,068)	(1,240)	(1,825)
Balance at end of period	¥ 3,047	¥ 459	¥ 856